Other financial assets	12 Months Ended
Dec. 31, 2023
Other financial assets
Other financial assets

17 Other financial assets

	December 31, 2023		December 31, 2022
(€ million)	Current	Non-current	Current	Non-current
Long-term financing receivables held for operating purposes	34	2,240	11	1,911
Short-term financing receivables held for operating purposes	7		8
	41	2,240	19	1,911
Financing receivables held for non-operating purposes	855		1,485
	896	2,240	1,504	1,911
Securities held for operating purposes		61		56
	896	2,301	1,504	1,967

Changes in allowance for doubtful accounts were as follows:

(€ million)	2023	2022
Carrying amount at the beginning of the year	391	403
Additions	15	13
Deductions	(9)	(43)
Currency translation differences	(13)	21
Other changes	(1)	(3)
Carrying amount at the end of the year	383	391

Financing receivables held for operating purposes primarily related to funds provided to joint ventures and associates in the Exploration & Production segment (€2,173 million) to execute capital projects of interest to Eni. These receivables are long-term interests in the initiatives funded. The main amounts were towards: (i) the joint venture Mozambique Rovuma Venture SpA (Eni’s interest 35.71%) for €1,339 million (€1,187 million at December 31, 2022) engaged in the development of natural gas reserves of the Mamba in Area 4 offshore Mozambique; (ii) Coral FLNG SA (Eni’s interest 25%) for €453 million (€356 million at December 31, 2022).

Financing receivables held for operating purposes due beyond five years amounted to €149 million (€164 million at December 31, 2022).

The fair value of non-current financing receivables held for operating purposes of €2,285 million has been estimated based on the present value of expected future cash flows discounted at rates ranging from 1.9% to 5.2% (1.8% and 5.1% at December 31, 2022).

The recoverability of other long-term financial assets was assessed by considering the expected probability of default in the next twelve months only, as the creditworthiness suffered no significant deterioration in the reporting period.

Financing receivables held for non-operating purposes of €712 million (€1,266 million at December 31, 2022) related to restricted deposits in escrow to guarantee transactions on derivative contracts mainly in the Global Gas & LNG Portfolio segment.

Financing receivables were denominated in euro and U.S. dollar for €630 million and €2,503 million, respectively.

Securities for €19 million (€20 million at December 31, 2022) were pledged as guarantee of the deposit for gas cylinders as provided for by the Italian law.

The following table analyses securities per issuing entity:

	Amortized cost (€ million)	Nominal value (€ million)	Fair Value (€ million)	Nominal rate of return (%)	Maturity date	Rating - Moody's	Rating - S&P
Sovereign states
Fixed rate bonds
Italy	19	19	17	from 0 to 2.65	from 2024 to 2031	Baa3	BBB
Others (*)	25	25	25	from 0.1 to 5.0	from 2024 to 2027	from Aa1 to Baa2	from AA+ to BBB-
Floating rate bonds
Italy	12	12	12	from 4.62 to 5.07	from 2024 to 2026	Baa3	BBB
Total sovereign states	56	56	54
Other financial institutions
European Bank of Investments	5	5	5	3.98	from 2023 to 2024	Aaa	AAA
Total	61	61	59

(*) Amounts included herein are lower than €10 million.

Securities having maturity within five years amounted to €55 million.

The fair value of securities was derived from quoted market prices.

Receivables with related parties are described in note 36 – Transactions with related parties.